Financial risk management (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Schedule of Exposure to Financial Risks
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Market risk – interest rate risk	Term deposits at fixed rates Cash deposits at variable rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	Forecasts of net sales of the product underlying the NovaQuest borrowing arrangement are updated on a quarterly basis to evaluate the impact on the carrying amount of the financial liability.

Market risk – share price risk	Warrant liability	Sensitivity analysis
The future exercise of warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise. Therefore there are no significant cashflow risks associated with these warrants. The Group monitors the impact on profit or loss that share price movements have on the valuation of the warrant liability each period.

Credit risk	Cash and cash equivalents, and trade and other receivables and other non-current assets	Aging analysis Credit ratings	Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements.

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flow requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of December 31, 2024 and June 30, 2024. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of December 31, 2024			As of June 30, 2024
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested - US$	1.05%	1.05%	9,850	1.84%	1.84%	25,123
Rate increase by 10%	1.16%	1.16%	10	2.02%	2.02%	46
Rate decrease by 10%	0.95%	0.95%	(10)	1.66%	1.66%	(46)

	As of December 31, 2024			As of June 30, 2024
(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested - A$	3.85%	4.91%	16,273	3.85%	4.86%	22,169
Rate increase by 10%	4.24%	5.40%	70	4.24%	5.35%	95
Rate decrease by 10%	3.47%	4.42%	(70)	3.47%	4.37%	(95)

Summary of Borrowing to Price Rate Changes
The exposure of the Group’s borrowing to price rate changes are as follows:

	As of December 31, 2024		As of June 30, 2024
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings - NovaQuest	3,721	3%	336	0%
Non-current borrowings
Borrowings - NovaQuest	68,673	58%	55,739	51%
	72,394	61%	56,075	51%

Schedule of Increase/Decrease of Share Price
The table below summarizes the impact of the increase/decrease of Mesoblast's share price on the Group's profit or loss during the period, based on the assumption that the share price had increased/decreased by 10% and 10% with all other variables held constant as of December 31, 2024 and June 30, 2024 respectively.

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Financial liabilities
Warrant liability	13,437	4,647
Impact on profit or (loss)
Share price increase by 10% (2024: 10%)	(1,632)	(598)
Share price decrease by 10% (2024: 10%)	1,613	587

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value
As of December 31, 2024, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis and removing probability adjustments as applicable for contingent consideration, and which therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(19,673)	(131,199)	—	—	(150,872)	(118,981)
Trade payables	11,860	—	—	—	11,860	(11,860)
Lease liabilities	(2,780)	(3,052)	(1,818)	(417)	(8,067)	(7,131)
Contingent consideration(3)	(6,247)	(720)			(6,967)	(689)
	(16,840)	(134,971)	(1,818)	(417)	(154,046)	(138,661)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at December 31, 2024 without taking into account drawdowns of further tranches.
(2)In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of RYONCIL for the treatment of pediatric SR-aGVHD in the United States and other territories excluding Asia.
(3)In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of RYONCIL for the treatment of children and adults with aGVHD. Product royalties will be payable in cash which will be funded from royalties received from net sales. With respect to future milestone payments, contingent consideration will be payable in cash or shares at our discretion. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.